Organization - Additional Information (Detail) - $ / shares		Dec. 31, 2017	Dec. 31, 2016
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Net asset value per Unit		$ 8.55	$ 8.84
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Net asset value per Unit			17.59
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Liquidation Basis of Accounting [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Net asset value per Unit	[1]	0.00
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Net asset value per Unit		10.13	10.92
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Net asset value per Unit		$ 23.82	$ 23.54
General Partner [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Required interest in the equity of each Partnership		1.00%
General Partner [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Liquidation Basis of Accounting [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Required interest in the equity of each Partnership		1.00%
General Partner [Member] | Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Required interest in the equity of each Partnership		1.00%
General Partner [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Required interest in the equity of each Partnership		1.00%

[1]	Presented on a liquidation basis of accounting.